Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000006316
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classnamef66dcd14-f19c-4396-9c35-122fa333e10c" style="color: inherit; text-decoration: none;">Class A</a> with maximum sales charge
Account Value	$ 15,354	$ 16,140	$ 15,705	$ 14,932	$ 14,724	$ 15,133	$ 14,354	$ 15,406	$ 15,250	$ 14,095	$ 14,004	$ 13,121	$ 11,874	$ 12,478	$ 13,595	$ 14,815	$ 14,523	$ 13,763	$ 14,114	$ 13,725	$ 12,426	$ 12,595	$ 11,225	$ 11,738	$ 10,212	$ 9,641	$ 11,121	$ 12,504	$ 11,309	$ 12,796	$ 13,212	$ 14,965	$ 15,451	$ 17,087	$ 20,282	$ 20,296	$ 20,780	$ 19,682	$ 21,093	$ 20,578	$ 19,909	$ 19,676	$ 19,069	$ 17,651	$ 17,909	$ 17,044	$ 17,584	$ 15,846	$ 14,000	$ 14,227	$ 14,119	$ 13,449	$ 12,609	$ 11,666	$ 10,553	$ 9,672	$ 10,695	$ 11,280	$ 11,336	$ 10,983	$ 10,812	$ 10,383	$ 10,295	$ 10,433	$ 10,537	$ 9,888	$ 10,224	$ 9,998	$ 9,701	$ 9,299	$ 8,936	$ 9,355	$ 9,579	$ 10,394	$ 10,586	$ 10,674	$ 10,340	$ 10,280	$ 10,148	$ 10,137	$ 10,126	$ 10,838	$ 10,307	$ 10,103	$ 10,206	$ 10,054	$ 9,901	$ 9,874	$ 9,782	$ 9,901	$ 9,477	$ 9,064	$ 8,628	$ 8,509	$ 8,400	$ 7,994	$ 8,180	$ 8,510	$ 8,462	$ 8,504	$ 8,313	$ 8,669	$ 8,664	$ 8,472	$ 7,951	$ 8,132	$ 8,658	$ 8,920	$ 9,102	$ 8,706	$ 9,170	$ 9,879	$ 9,639	$ 10,092	$ 10,030	$ 9,628	$ 9,826	$ 9,290	$ 9,175	$ 9,689	$ 9,473
C000155977
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classnamea1d90d7c-c2be-46d5-8ef2-d47985a8e076" style="color: inherit; text-decoration: none;">Class C</a>
Account Value	$ 14,231	14,972	14,571	13,870	13,683	14,070	13,356	14,344	14,210	13,142	13,062	12,247	11,092	11,660	12,715	13,863	13,603	12,895	13,236	12,875	11,666	11,826	10,551	11,045	9,609	9,075	10,478	11,793	10,671	12,087	12,481	14,150	14,618	16,180	19,219	19,240	19,717	18,681	20,037	19,560	18,938	18,731	18,159	16,821	17,079	16,262	16,790	15,142	13,383	13,609	13,516	12,880	12,088	11,186	10,127	9,289	10,278	10,844	10,908	10,573	10,421	10,007	9,934	10,074	10,175	9,558	9,889	9,676	9,395	9,014	8,661	9,076	9,300	10,096	10,287	10,376	10,063	10,007	9,889	9,883	9,883	10,584	10,068	9,872	9,978	9,844	9,698	9,676	9,592	9,715	9,306	8,902	8,482	8,370	8,269	7,878	8,060	8,392	8,348	8,392	8,215	8,570	8,570	8,381	7,878	8,060	8,586	8,848	9,039	8,647	9,115	9,826	9,598	10,049	10,000
C000006319
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname57d6ec26-2dae-4448-abc6-02095db2e100" style="color: inherit; text-decoration: none;">Class I</a>
Account Value	$ 1,676,391	1,762,412	1,714,400	1,629,714	1,606,375	1,650,385	1,565,699	1,679,726	1,661,721	1,535,692	1,525,690	1,429,000	1,292,302	1,357,650	1,479,012	1,611,043	1,579,702	1,496,349	1,534,358	1,491,015	1,349,649	1,367,653	1,218,951	1,274,298	1,108,259	1,045,578	1,206,282	1,356,317	1,226,286	1,386,991	1,431,001	1,621,045	1,673,057	1,849,765	2,195,846	2,195,969	2,247,788	2,128,352	2,280,648	2,224,406	2,151,102	2,125,825	2,058,840	1,905,912	1,933,085	1,839,559	1,896,433	1,709,207	1,509,056	1,533,708	1,521,382	1,448,600	1,358,209	1,256,079	1,135,754	1,040,668	1,150,428	1,213,232	1,219,101	1,180,322	1,162,137	1,115,538	1,105,877	1,120,652	1,130,881	1,061,551	1,096,784	1,072,348	1,040,524	997,335	957,555	1,002,317	1,025,941	1,113,123	1,132,810	1,141,809	1,106,374	1,099,062	1,084,437	1,083,312	1,082,188	1,157,558	1,100,749	1,078,588	1,089,179	1,073,014	1,056,291	1,052,947	1,042,914	1,055,177	1,009,469	965,434	919,169	905,791	894,085	850,396	869,378	904,631	899,207	903,004	882,937	920,359	919,274	898,665	843,346	862,870	918,189	945,026	964,117	921,692	971,011	1,045,786	1,020,331	1,067,529	1,061,165	1,017,679	1,038,892	982,148	969,420	1,023,422	1,000,000
C000006318
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname201585df-2a5f-47fb-b176-284b9b7b0fb3" style="color: inherit; text-decoration: none;">Class L</a>
Account Value	$ 15,404	16,199	15,770	15,003	14,799	15,214	14,440	15,502	15,355	14,194	14,109	13,229	11,970	12,589	13,722	14,961	14,672	13,912	14,271	13,877	12,575	12,751	11,372	11,899	10,351	9,774	11,280	12,695	11,484	13,004	13,426	15,214	15,714	17,388	20,653	20,668	21,179	20,065	21,517	21,000	20,324	20,092	19,476	18,044	18,316	17,435	17,991	16,226	14,338	14,582	14,473	13,794	12,939	11,974	10,838	9,940	10,990	11,595	11,662	11,303	11,131	10,691	10,608	10,756	10,863	10,203	10,554	10,322	10,025	9,615	9,240	9,679	9,917	10,761	10,963	11,058	10,719	10,660	10,523	10,523	10,517	11,260	10,713	10,500	10,613	10,465	10,304	10,287	10,192	10,322	9,883	9,456	9,004	8,880	8,773	8,356	8,548	8,897	8,850	8,897	8,705	9,083	9,077	8,879	8,338	8,536	9,089	9,365	9,560	9,147	9,640	10,392	10,145	10,621	10,564	10,145	10,357	9,801	9,680	10,227	10,000
MSCI Europe Index Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Account Value	$ 16,652	17,695	17,627	16,958	16,602	16,983	16,199	16,511	15,916	15,672	15,691	14,944	13,602	14,129	14,714	15,322	14,866	14,187	15,071	14,470	14,135	14,223	13,088	13,086	11,752	10,966	12,011	12,809	12,205	13,553	13,452	14,273	14,288	14,703	15,408	14,453	15,239	14,583	15,314	15,086	14,812	15,017	14,416	13,789	13,376	13,057	13,249	12,653	10,813	11,460	11,855	11,386	10,965	10,536	10,077	9,513	11,119	12,256	12,572	12,100	11,921	11,551	11,245	11,535	11,763	11,022	11,661	11,259	11,190	10,827	10,157	10,649	10,749	11,638	11,596	11,929	11,545	11,623	12,018	11,694	11,836	12,576	11,931	11,754	11,728	11,673	11,300	11,293	10,966	11,087	10,574	10,214	9,819	9,704	9,506	9,033	9,234	9,544	9,462	9,434	9,055	9,477	9,533	9,305	8,756	8,915	9,545	9,797	9,980	9,313	9,769	10,518	10,199	10,522	10,604	10,163	10,440	9,824	9,824	10,266	10,000
MSCI Europe Index Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Account Value	$ 15,703	16,687	16,622	15,992	15,656	16,016	15,276	15,571	15,010	14,779	14,797	14,093	12,827	13,324	13,876	14,449	14,019	13,378	14,212	13,645	13,329	13,413	12,342	12,340	11,083	10,341	11,326	12,079	11,509	12,781	12,686	13,460	13,474	13,865	14,530	13,630	14,371	13,752	14,442	14,227	13,969	14,161	13,595	13,004	12,614	12,313	12,494	11,932	10,197	10,807	11,179	10,737	10,340	9,936	9,503	8,971	10,486	11,558	11,856	11,410	11,242	10,893	10,604	10,878	11,092	10,394	10,997	10,617	10,553	10,210	9,579	10,043	10,137	10,975	10,936	11,250	10,887	10,961	11,333	11,028	11,162	11,859	11,251	11,084	11,060	11,008	10,656	10,650	10,341	10,456	9,972	9,632	9,260	9,151	8,964	8,518	8,707	9,001	8,923	8,897	8,539	8,937	8,989	8,775	8,257	8,407	9,001	9,238	9,411	8,782	9,212	9,918	9,618	10,000	10,000
MSCI Europe Index Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Account Value	$ 1,665,212	1,769,467	1,762,663	1,695,813	1,660,167	1,698,323	1,619,862	1,651,130	1,591,635	1,567,237	1,569,073	1,494,418	1,360,178	1,412,940	1,471,408	1,532,190	1,486,604	1,418,662	1,507,079	1,446,981	1,413,475	1,422,296	1,308,764	1,308,601	1,175,210	1,096,615	1,201,063	1,280,858	1,220,452	1,355,267	1,345,204	1,427,290	1,428,771	1,470,293	1,540,797	1,445,344	1,523,943	1,458,257	1,531,431	1,508,632	1,481,249	1,501,678	1,441,589	1,378,927	1,337,604	1,305,683	1,324,870	1,265,308	1,081,337	1,145,965	1,185,466	1,138,619	1,096,485	1,053,639	1,007,746	951,322	1,111,908	1,225,601	1,257,214	1,209,951	1,192,139	1,155,063	1,124,460	1,153,473	1,176,259	1,102,218	1,166,107	1,125,853	1,119,026	1,082,663	1,015,745	1,064,930	1,074,945	1,163,759	1,159,629	1,192,948	1,154,518	1,162,307	1,201,763	1,169,404	1,183,647	1,257,564	1,193,083	1,175,361	1,172,781	1,167,292	1,130,006	1,129,349	1,096,611	1,108,720	1,057,443	1,021,380	981,947	970,356	950,610	903,271	923,355	954,440	946,198	943,414	905,503	947,657	953,260	930,528	875,568	891,539	954,453	979,664	997,956	931,274	976,876	1,051,771	1,019,915	1,052,245	1,060,417	1,016,296	1,044,031	982,354	982,389	1,026,581	1,000,000
MSCI Europe Index Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Account Value	$ 16,652	$ 17,695	$ 17,627	$ 16,958	$ 16,602	$ 16,983	$ 16,199	$ 16,511	$ 15,916	$ 15,672	$ 15,691	$ 14,944	$ 13,602	$ 14,129	$ 14,714	$ 15,322	$ 14,866	$ 14,187	$ 15,071	$ 14,470	$ 14,135	$ 14,223	$ 13,088	$ 13,086	$ 11,752	$ 10,966	$ 12,011	$ 12,809	$ 12,205	$ 13,553	$ 13,452	$ 14,273	$ 14,288	$ 14,703	$ 15,408	$ 14,453	$ 15,239	$ 14,583	$ 15,314	$ 15,086	$ 14,812	$ 15,017	$ 14,416	$ 13,789	$ 13,376	$ 13,057	$ 13,249	$ 12,653	$ 10,813	$ 11,460	$ 11,855	$ 11,386	$ 10,965	$ 10,536	$ 10,077	$ 9,513	$ 11,119	$ 12,256	$ 12,572	$ 12,100	$ 11,921	$ 11,551	$ 11,245	$ 11,535	$ 11,763	$ 11,022	$ 11,661	$ 11,259	$ 11,190	$ 10,827	$ 10,157	$ 10,649	$ 10,749	$ 11,638	$ 11,596	$ 11,929	$ 11,545	$ 11,623	$ 12,018	$ 11,694	$ 11,836	$ 12,576	$ 11,931	$ 11,754	$ 11,728	$ 11,673	$ 11,300	$ 11,293	$ 10,966	$ 11,087	$ 10,574	$ 10,214	$ 9,819	$ 9,704	$ 9,506	$ 9,033	$ 9,234	$ 9,544	$ 9,462	$ 9,434	$ 9,055	$ 9,477	$ 9,533	$ 9,305	$ 8,756	$ 8,915	$ 9,545	$ 9,797	$ 9,980	$ 9,313	$ 9,769	$ 10,518	$ 10,199	$ 10,522	$ 10,604	$ 10,163	$ 10,440	$ 9,824	$ 9,824	$ 10,266	$ 10,000